Deferred Expenses - Summary of Amounts Arising From Insurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts arising from insurance contracts [Abstract]
DPAC for insurance contracts and investment contracts with discretionary participation features	€ 9,688	€ 10,882
Deferred cost of reinsurance	41	60
Deferred transaction costs for investment management services	406	481
Deferred expenses	10,135	11,423
Current	838	1,080
Non-current	€ 9,297	€ 10,343